Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of the major related parties and their relationship

Related parties	Relationship with the Group
Relx Inc. (the “Parent”)	Controlling shareholder of the Group
Entities within the Parent’s non‑PRC operations	Fellow subsidiaries under common control of the Parent
Ms. Ying (Kate) Wang and Mr. Bing Du	Shareholders of the Parent, employees of the Group
Related Party A	A party that is controlled by an individual who has indirectly significant influence on the Group

Schedule of major related parties transactions

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Expenses allocated from/(to) related parties:
Corporate expenses allocated to the Parent	—	(6,119)	(11,973)
Share‑based compensation expenses allocated from the Parent	6,802	52,714	929,098
Total	6,802	46,595	917,125

For the period from
January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Dividend declared to the Parent	36,000	—	—

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Financing (received from)/provided to related parties:
- Financing proceeds received on behalf of the Parent (i)	(32,496)	—	(273,457)
- Financing proceeds paid back to the Parent (i)	—	32,496	273,457
- Funds provided by the Parent (ii)	(1,098)	(644,913)	(1,439,183)
- Funds paid back to the Parent (ii)	—	—	1,264,004
- Investment prepayment made on behalf of the Parent (iii)	—	21,006	—
- Payments made on behalf of the Parent’s non-PRC operations (iv)	—	45,664	61,110
- Others	—	—	298
Total	(33,594)	(545,747)	(113,771)
(i)

For PS Angel issued together with the First Reorganization and some of the Parent PS issued subsequently, the Group collected proceeds in RMB on behalf of the Parent. The Group had an obligation to pay such proceeds to the Parent once the investors obtained the required foreign exchange approval. These balances were presented as current liabilities as of December 31, 2018 and were paid to the Parent in 2019. In connection with the Series D Financing on September 25, 2020, the Group, through Beijing Wuxin, and a preferred shareholder of the Parent entered into convertible loan agreements with one investor to obtain interest free convertible loans, in the aggregate principal amount of RMB273,457 (the ‘‘September 2020 Loan’’). The Group accordingly received the principal of September 2020 Loan on behalf of the Parent on September 25, 2020. The September 2020 Loan, which was denominated in RMB, should be repaid to such investor once the investor obtains the required foreign exchange approval. The investor should, in turn, use the proceeds to pay the US$ equivalent of RMB273,457 to the preferred shareholder of the Parent and the Parent, to obtain 692,911 shares of Series D-1 preferred shares and 554,329 shares of Series D-2 preferred shares of the Parent, respectively. The September 2020 Loan should be repaid by the Group to such investor if such approval cannot be obtained in a specified timeframe. The Group received the RMB273,457 proceeds for the September 2020 Loan and were accounted for as increase to amounts due to related parties. The September 2020 Loan of RMB273,457 was repaid by the Group to such investor on November 2, 2020.

(ii)

After the First Reorganization, as the Parent raised US$ proceeds from its equity financing, the Parent provided funding to the Group to support the Group’s business. These fund advances were accounted for as increase to amounts due to related parties. During the period from January 2, 2018 (date of inception) to December 31, 2018 and the years ended December 31, 2019 and 2020, the Group received funds of RMB1,098,  RMB644,913 and RMB1,439,183 from the Parent and paid back nil,  nil and RMB1,264,004, respectively.

(iii)

The Group made investment prepayment to an investee on behalf of the Parent, as the investee was setting up its overseas holding structure to enable the Parent to hold the investee’s overseas shares. This prepayment was accounted for as an increase to amount due from the related parties as of December 31, 2019. The prepayment was received by the Group in March 2021.

(iv)

Commencing in 2019, the Group made payments made on behalf of the Parent’s non‑PRC operations, consisting mainly of material costs, employee expenses and freight expenses. Such payments were accounted for as increase to amounts due from related parties, based on actual amounts incurred.

	As of
	December 31,
	2019	2020
	RMB	RMB
Amounts due from related parties
Current
- Investment prepayment made on behalf of the Parent	—	21,006

Non-current
- Investment prepayment made on behalf of the Parent	21,006	—
- Corporate expenses allocated to the Parent *	6,119	—
- Payments made on behalf of the Parent’s non-PRC operations *	45,664	—
Total	72,789	21,006

Amounts due to related parties
Current
-Funds advance provided by the Parent	—	(11,174)
- Others	(298)	—

Non-current
- Operating funds advance provided by the Parent *	(646,011)	—

Total	(646,309)	(11,174)

*  The net amount of these balances with related parties was RMB594,228 as at December 31, 2019. On November 25, 2020, a net amount due to the Parent of RMB600,000, mainly originating from operating funds advanced by the Parent, offset by the payments made by the Company on behalf of the non-PRC related parties and the corporate expenses allocated to the Parent, was waived. Refer to Note 1 (b)(iii).